Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions
43. Related Party Transactions
According to IAS No.24, the Group includes investments in associates, key management personnel (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2019, 2020 and 2021, are as follows:

		2019		2020		2021
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	6,743	￦	6,817	￦	5,689
Korea Credit Bureau Co., Ltd.	Interest expense		21		7		6
	Fee and commission income		1,056		957		910
	Insurance income		3		5		4
	Fee and commission expense		2,541		3,280		4,256
	Other operating expenses		—		1		11
KB GwS Private Securities Investment Trust *	Fee and commission income		851		853		146
Incheon Bridge Co., Ltd.	Interest income		8,612		4,345		4,069
	Interest expense		483		334		158
	Fee and commission income		—		23		22
	Fee and commission expense		7		6		6
	Insurance income		284		279		230
	Gains on financial instruments at fair value through profit or loss		4,975		899		—
	Losses on financial instruments at fair value through profit or loss		—		—		1,374
	Reversal of credit losses		5		—		444
	Provision for credit losses		1		472		1
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2	Fee and commission income		178		12		—
Aju Good Technology Venture Fund	Interest expense		22		18		27
KB Star Office Private Real Estate Master Fund No.1	Interest income		370		371		370
	Interest expense		208		61		5
	Fee and commission income		435		436		435
RAND Bio Science Co., Ltd.	Interest expense		5		11		—
	Other non-operating expenses		843		—		—
SY Auto Capital Co., Ltd.	Interest income		1,016		1,097		941
	Interest expense		1		2		—
	Fee and commission income		34		39		88
	Fee and commission expense		389		132		15
	Insurance income		32		40		42
	Other operating income		689		1,709		710
	Other operating expenses		288		121		64
	Reversal of credit losses		13		17		11

		2019	2020	2021
		(In millions of Korean won)
Food Factory Co., Ltd.	Interest income	41	52	70
	Interest expense	—	12	5
	Insurance income	4	5	9
	Fee and commission expense	12	4	2
	Gains on financial instruments at fair value through profit or loss	60	72	—
	Losses on financial instruments at fair value through profit or loss	—	—	1
	Reversal of credit losses	—	—	6
	Provision for credit losses	1	8	—
KB Pre IPO Secondary Venture Fund No.1	Interest expense	7	3	1
	Fee and commission income	110	110	110
Built On Co., Ltd. *	Interest income	1	—	—
	Insurance income	1	—	—
KB Private Equity Fund No.3 *	Fee and commission income	480	463	—
Wise Asset Management Co., Ltd. *	Interest expense	2	—	—
Acts Co., Ltd.	Interest income	1	1	—
	Insurance income	1	—	1
	Gains on financial instruments at fair value through profit or loss	30	—	—
Dongjo Co., Ltd.	Insurance income	2	1	1
A-PRO Co., Ltd. *	Interest income	19	7	—
	Interest expense	4	1	—
	Fee and commission expense	17	—	—
	Insurance income	4	1	—
	Provision for credit losses	—	1	—
POSCO-KB Shipbuilding Fund	Fee and commission income	490	387	213
Dae-A Leisure Co., Ltd.	Interest expense	8	7	2
Paycoms Co., Ltd.	Interest income	10	10	10
	Insurance income	1	—	—
	Gains on financial instruments at fair value through profit or loss	125	69	42
Big Dipper Co., Ltd.	Fee and commission expense	—	768	655
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense	58	23	1
	Fee and commission income	449	300	190
KB-TS Technology Venture Private Equity Fund	Fee and commission income	730	126	285
KB-SJ Tourism Venture Fund	Fee and commission income	422	338	279
JLK Inspection Co., Ltd. *	Interest expense	1	—	—
TESTIAN Inc. *	Interest income	3	—	—
Banksalad Co., Ltd.	Gains on financial instruments at fair value through profit or loss	—	1,636	613
	Losses on financial instruments at fair value through profit or loss	—	—	663
	Fee and commission income	39	36	36
	Fee and commission expense		5	48

		2019	2020	2021
		(In millions of Korean won)
Iwon Alloy Co., Ltd.	Insurance income	2	1	—
Bioprotect Ltd.	Gains on financial instruments at fair value through profit or loss	—	—	293
	Losses on financial instruments at fair value through profit or loss	—	216	—
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income	—	27	38
	Other non-operating income	33	—	—
	Gains on financial instruments at fair value through profit or loss	947	—	531
	Losses on financial instruments at fair value through profit or loss	2,120	489	2,373
RMGP Bio-Pharma Investment, L.P.	Losses on financial instruments at fair value through profit or loss	—	1	—
KB-MDI Centauri Fund LP	Fee and commission income	—	308	401
	Gains on financial instruments at fair value through profit or loss	—	—	551
	Losses on financial instruments at fair value through profit or loss	—	322	284
Hibiscus Fund LP	Fee and commission income	—	—	372
	Gains on financial instruments at fair value through profit or loss	—	—	113
RMG-KB BioAccess Fund L.P.	Fee and commission income	—	—	57
	Gains on financial instruments at fair value through profit or loss	—	—	5
S&E Bio Co., Ltd.	Interest expense	—	1	1
Contents First Inc.	Interest expense	—	14	83
December & Company Inc.	Interest expense	—	1	—
	Insurance income	—	—	109
GENINUS Inc.	Interest expense	—	70	29
	Gains on financial instruments at fair value through profit or loss	—	—	4,009
	Provision for credit losses	—	—	6
Wyatt Corp.	Gains on financial instruments at fair value through profit or loss	136	—	—
	Insurance income	50	63	87
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Interest expense	89	40	17
	Fee and commission income	735	734	514
Spark Biopharma Inc.	Interest expense	59	—	7
Skydigital Inc.	Fee and commission income		4	3
KB No.9 Special Purpose Acquisition Company *	Interest expense	(23)	—	—
KB No.10 Special Purpose Acquisition Company *	Interest expense	18	—	—
	Gains on financial instruments at fair value through profit or loss	3,066	—	—

		2019	2020	2021
		(In millions of Korean won)
KB No.11 Special Purpose Acquisition Company *	Interest expense	9	—	—
	Gains on financial instruments at fair value through profit or loss	118	—	—
KB No.17 Special Purpose Acquisition Company	Fee and commission income	175	—	—
	Gains on financial instruments at fair value through profit or loss	1,384	4	—
	Losses on financial instruments at fair value through profit or loss	—	—	1,388
	Interest expense	28	25	14
KB No.18 Special Purpose Acquisition Company	Fee and commission income	263	—	—
	Gains on financial instruments at fair value through profit or loss	1,898	84	8
	Interest expense	28	31	20
KB No.19 Special Purpose Acquisition Company	Fee and commission income	150	—	—
	Gains on financial instruments at fair value through profit or loss	1,044	11	36
	Interest expense	8	13	9
KB No.20 Special Purpose Acquisition Company	Fee and commission income	—	210	—
	Gains on financial instruments at fair value through profit or loss	—	1,568	68
	Interest expense	3	25	15
KB SPROTT Renewable Private Equity Fund No.1	Fee and commission income	490	488	487
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income	1,444	1,442	550
COSES GT Co., Ltd.	Interest income	—	6	18
	Interest expense	—	—	1
	Losses on financial instruments at fair value through profit or loss	5	—	—
	Provision for credit losses	—	4	—
	Reversal of credit losses	—	—	3
IDTECK Co., Ltd.	Insurance income	—	—	1
Mantisco Co., Ltd.	Interest expense	—	—	1
SuperNGine Co., Ltd.	Interest expense	—	—	1
Desilo Inc.	Interest income	—	—	1
	Provision for credit losses	—	—	2
Turing Co., Ltd.	Interest expense	—	—	1
IGGYMOB Co., Ltd.	Interest expense	—	—	1
WJ Private Equity Fund No.1	Fee and commission income	—	5	7
UPRISE, Inc.	Interest income	—	2	5
	Interest expense	—	—	1
	Provision for credit losses	—	1	—
	Reversal of credit losses	—	—	1
CWhy Inc.	Losses on financial instruments at fair value through profit or loss	—	2,000	—
	Insurance income	3	—	—

		2019	2020	2021
		(In millions of Korean won)
Stratio, Inc.	Interest expense	1	—	—
NEXELON Inc. *	Interest expense	2	—	—
CellinCells Co., Ltd.	Interest expense	19	4	—
Bomapp Inc.	Fee and commission expense	—	9	5
	Interest expense	1	—	—
	Insurance income	1	8	—
	Losses on financial instruments at fair value through profit or loss	—	—	1,980
KB Social Impact Investment Fund	Fee and commission income	121	300	300
KB-UTC Inno-Tech Venture Fund	Fee and commission income	—	371	471
KBSP Private Equity Fund No.4	Fee and commission income	—	480	389
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income	—	237	1,198
JR Global REIT *	Fee and commission income	—	6,210	—
IGIS No.371 Professional Investors’ Real Estate Investment Company *	Fee and commission income	—	200	—
Koreit Tower Real Estate Investment Trust Company *	Fee and commission income	—	2,852	—
2020 KB Fintech Renaissance Fund	Fee and commission income	—	60	147
KB Material and Parts No.1 PEF	Fee and commission income	—	63	353
FineKB Private Equity Fund No.1	Fee and commission income	—	38	540
Paramark KB Fund No.1	Fee and commission income	—	—	100
KB Bio Private Equity No.3 Ltd.	Fee and commission income	—	—	324
K The 15th REIT Co., Ltd. *	Fee and commission income	—	—	500
	Insurance income	—	—	1
Bluepointpartners Inc.	Gains on financial instruments at fair value through profit or loss	—	—	846
	Losses on financial instruments at fair value through profit or loss	—	68	—
KB-Solidus Global Healthcare Fund	Fee and commission income	81	777	167
SwatchOn Inc.	Fee and commission income	—	9	8
	Interest expense	—	47	10
Gomi corporation Inc.	Interest income	—	—	19
	Interest expense	—	—	1
	Provision for credit losses	—	—	13
BNF Corporation Ltd. *	Interest income	7	401	—
	Fee and commission income	—	2	—
	Gains on financial instruments at fair value through profit or loss	158	—	—
	Provision for credit losses	1	8	—
KB Cape No.1 Private Equity Fund	Fee and commission income	97	144	144
	Losses on financial instruments at fair value through profit or loss	—	—	69
ALS Co., Ltd. *	Interest income	194	—	—
Keystone-Hyundai Securities No.1 Private Equity Fund *	Fee and commission income	90	115	43
MJT&I Corp.	Insurance income	1	—	—
Others
Retirement pension	Fee and commission income	939	1,077	1,338
	Interest expense	4	3	9

*	Excluded from the Group’s related party as of December 31, 2021.
Meanwhile, the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to ￦1,504,217 million and ￦878,690 million for the years ended December 31, 2020 and 2021, respectively.
43.2 Details of significant outstanding balances of receivables and payables arising from transactions with related parties as of December 31, 2020 and 2021, are as follows:

		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,733	￦	1,427
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		36		36
	Deposits		19,982		10,200
	Insurance liabilities		1		1
	Other liabilities		623		—
KB GwS Private Securities Investment Trust *	Other assets		641		—
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		38,756		37,382
	Loans measured at amortized cost (gross amount)		133,002		114,107
	Allowances for credit losses		202		26
	Other assets		545		423
	Deposits		39,520		35,487
	Provisions		292		24
	Insurance liabilities		109		79
	Other liabilities		205		99
Jungdo Co., Ltd.	Deposits		4		4
Dongjo Co., Ltd.	Insurance liabilities		1		—
Dae-A Leisure Co., Ltd.	Deposits		636		17
	Other liabilities		21		—
Aju Good Technology Venture Fund	Deposits		3,093		6,286
	Other liabilities		1		10
KB Star Office Private Real Estate Master Fund No.1	Loans measured at amortized cost (gross amount)		10,000		10,000
	Allowances for credit losses		5		5
	Other assets		137		138
	Deposits		4,255		2,578
	Other liabilities		24		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Deposits		8,097		1,524
	Other liabilities		1		—
WJ Private Equity Fund No.1	Other assets		2		2
	Deposits		349		260
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss		2,000		1,591
	Other assets		144		73

		December 31, 2020	December 31, 2021
		(In millions of Korean won)
RAND Bio Science Co., Ltd.	Deposits	693	443
	Loans measured at amortized cost (gross amount)	1	1
SY Auto Capital Co., Ltd.	Loans measured at amortized cost (gross amount)	40,060	40,074
	Allowances for credit losses	57	68
	Other assets	65	630
	Deposits	6	17
	Insurance liabilities	13	14
	Other liabilities	76	36
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss	662	663
	Loans measured at amortized cost (gross amount)	3,210	3,553
	Allowances for credit losses	8	4
	Other assets	3	2
	Deposits	1,555	839
	Provisions	2	—
	Insurance liabilities	5	8
	Other liabilities	9	6
KB Pre IPO Secondary Venture Fund No.1	Deposits	629	103
Acts Co., Ltd.	Deposits	18	154
	Insurance liabilities	1	2
	Other liabilities	100	100
POSCO-KB Shipbuilding Fund	Other assets	264	213
Paycoms Co., Ltd.	Other assets	1	1
	Financial assets at fair value through profit or loss	1,226	1,269
	Deposits	1	1
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)	4	17
	Deposits	1	—
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits	923	904
Iwon Alloy Co., Ltd.	Insurance liabilities	—	1
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss	4,250	5,423
	Other liabilities	71	79
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss	9	14
Wyatt Corp.	Financial assets at fair value through profit or loss	6,000	6,000
	Deposits	1	1
	Insurance liabilities	39	94
Skydigital Inc.	Deposits	15	85
Banksalad Co., Ltd.	Financial assets at fair value through profit or loss	9,141	9,090

		December 31, 2020	December 31, 2021
		(In millions of Korean won)
Spark Biopharma Inc.	Loans measured at amortized cost (gross amount)	—	17
	Financial assets at fair value through profit or loss	—	4,950
	Deposits	—	6,015
	Other liabilities	—	3
UPRISE, Inc.	Financial assets at fair value through profit or loss	250	1,250
	Loans measured at amortized cost (gross amount)	500	—
	Allowances for credit losses	1	—
	Deposits	11	4,001
Stratio, Inc.	Financial assets at fair value through profit or loss	1,000	1,000
	Deposits	13	—
Honest Fund, Inc.	Financial assets at fair value through profit or loss	3,999	3,999
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	24	6
	Deposits	260	38
Jo Yang Industrial Co., Ltd.	Deposits	2	1
KB No.17 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,687	1,301
	Deposits	1,711	1,687
	Other liabilities	23	12
KB No.18 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	3,873	3,881
	Deposits	2,101	2,077
	Other liabilities	19	12
KB No.19 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,055	2,091
	Deposits	1,053	1,013
	Other liabilities	3	5
KB No.20 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	3,067	3,135
	Deposits	1,716	1,681
	Other liabilities	1	3
COSES GT Co., Ltd.	Financial assets at fair value through profit or loss	4,930	4,930
	Loans measured at amortized cost (gross amount)	500	515
	Allowances for credit losses	4	2
	Other assets	1	1
	Deposits	292	1,939
	Insurance liabilities	1	—

		December 31, 2020	December 31, 2021
		(In millions of Korean won)
IDTECK Co., Ltd.	Insurance liabilities	—	1
Bomapp Inc.	Financial assets at fair value through profit or loss	1,999	19
	Insurance liabilities	2	—
Channel Corporation	Financial assets at fair value through profit or loss	4,551	14,551
MitoImmune Therapeutics	Financial assets at fair value through profit or loss	5,000	7,000
KB-Solidus Global Healthcare Fund	Other assets	707	620
Bioprotect Ltd.	Financial assets at fair value through profit or loss	3,264	3,557
Gomi corporation Inc.	Financial assets at fair value through profit or loss	500	2,500
	Loans measured at amortized cost (gross amount)	9	2,233
	Allowances for credit losses	—	12
	Other assets	—	4
	Deposits	37	3,188
	Other liabilities	—	1
Copin Communications, Inc.	Financial assets at fair value through profit or loss	1,500	4,801
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss	1,200	1,200
ClavisTherapeutics, Inc.	Financial assets at fair value through profit or loss	2,000	2,000
S&E Bio Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Deposits	1,142	263
Bluepointpartners Inc.	Financial assets at fair value through profit or loss	1,432	2,278
4N Inc.	Financial assets at fair value through profit or loss	200	200
	Deposits	76	39
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss	2,100	2,100
Contents First Inc.	Financial assets at fair value through profit or loss	6,146	7,277
	Deposits	1,823	12,650
	Other liabilities	7	57
KB-MDI Centauri Fund LP	Financial assets at fair value through profit or loss	4,280	9,633
	Other assets	308	104
OKXE Inc.	Financial assets at fair value through profit or loss	800	800

		December 31, 2020	December 31, 2021
		(In millions of Korean won)
GENINUS Inc.	Financial assets at fair value through profit or loss	5,599	5,855
	Loans measured at amortized cost (gross amount)	—	17
	Allowances for credit losses	—	6
	Deposits	13,630	34,415
	Other liabilities	15	2
Mantisco Co., Ltd.	Loans measured at amortized cost (gross amount)	—	1
	Financial assets at fair value through profit or loss	—	3,000
	Deposits	—	386
IMBiologics Corp.	Loans measured at amortized cost (gross amount)	—	4
	Financial assets at fair value through profit or loss	—	5,000
SuperNGine Co., Ltd.	Loans measured at amortized cost (gross amount)	—	2
	Deposits	—	944
	Financial assets at fair value through profit or loss	—	1,996
Desilo Inc.	Financial assets at fair value through profit or loss	—	3,168
	Loans measured at amortized cost (gross amount)	—	301
	Allowances for credit losses	—	2
	Deposits	—	168
Turing Co., Ltd.	Financial assets at fair value through profit or loss	—	3,000
	Deposits	—	1,054
IGGYMOB Co., Ltd.	Financial assets at fair value through profit or loss	—	5,000
	Loans measured at amortized cost (gross amount)	—	6
	Deposits	—	2,938
FineKB Private Equity Fund No.1	Other assets	38	153
Paramark KB Fund No.1	Other liabilities	—	200
Neomio Corp. *	Deposits	535	—
December & Company Inc.	Deposits	1	1
	Insurance liabilities	—	10
KB Social Impact Investment Fund	Other assets	—	150
Checkmate Therapeutics Inc.	Financial assets at fair value through profit or loss	—	2,200
G1 Playground Co., Ltd.	Financial assets at fair value through profit or loss	—	1,000
	Deposits	—	354
Pin Therapeutics Inc.	Financial assets at fair value through profit or loss	—	3,000

		December 31, 2020	December 31, 2021
		(In millions of Korean won)
Hibiscus Fund LP	Financial assets at fair value through profit or loss	—	4,731
	Other assets	—	251
RMG-KB BioAccess Fund L.P.	Financial assets at fair value through profit or loss	—	353
RMG-KB BP Management Ltd.	Financial assets at fair value through profit or loss	—	7
SwatchOn Inc.	Financial assets at fair value through profit or loss	3,345	3,345
	Loans measured at amortized cost (gross amount)	59	73
	Provisions	1	—
	Deposits	3,947	686
	Other liabilities	40	—
Key management personnel	Loans measured at amortized cost (gross amount)	5,153	4,591
	Allowances for credit losses	2	2
	Other assets	5	4
	Deposits	17,167	16,996
	Provisions	—	1
	Insurance liabilities	2,501	2,471
	Other liabilities	371	345
Others
Retirement pension	Other assets	295	369
	Other liabilities	10,600	5,014

*	Excluded from the Group’s related party as of December 31, 2021, therefore, the remaining outstanding balances with those entities are not disclosed.
43.3 Details of significant lending transactions with related parties for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning	Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦43	￦	36	￦	(43)	￦	36
Incheon Bridge Co., Ltd.	185,564		901		(14,707)		171,758
Carlife Co., Ltd.	—		22		(22)		—
KB Star Office Private Real Estate Master Fund No.1	10,000		—		—		10,000
KB Cape No.1 Private Equity Fund	2,000		—		—		2,000
RAND Bio Science Co., Ltd.	1		1		(1)		1
SY Auto Capital Co., Ltd.	41,990		11,310		(13,240)		40,060
Food Factory Co., Ltd.	2,582		1,314		(24)		3,872
Acts Co., Ltd.	—		74		(74)		—
Paycoms Co., Ltd.	1,157		69		—		1,226
Big Dipper Co., Ltd.	11		4		(11)		4
A-PRO Co., Ltd.*	2,019		2,000		(4,019)		—
RMGP Bio-Pharma Investment Fund, L.P.	3,419		831		—		4,250
RMGP Bio-Pharma Investment, L.P.	8		1		—		9
Wyatt Corp.	6,000		—		—		6,000
Banksalad Co., Ltd.	7,504		1,637		—		9,141
UPRISE, Inc.	250		500		—		750
Stratio, Inc.	1,000		—		—		1,000
Honest Fund, Inc.	3,999		—		—		3,999
CellinCells Co., Ltd.	2,004		24		(4)		2,024
KB No.17 Special Purpose Acquisition Company	2,683		4		—		2,687
KB No.18 Special Purpose Acquisition Company	3,786		87		—		3,873
KB No.19 Special Purpose Acquisition Company	2,043		12		—		2,055
KB No.20 Special Purpose Acquisition Company	1,499		1,568		—		3,067
COSES GT Co., Ltd.	2,930		2,500		—		5,430
CWhy Inc.	2,000		—		(2,000)		—
Bomapp Inc.	1,999		—		—		1,999
Channel Corporation	2,000		2,551		—		4,551
MitoImmune Therapeutics	5,000		—		—		5,000
Bioprotect Ltd.	—		3,264		—		3,264
Gomi corporation Inc.	—		509		—		509
Copin Communications, Inc.	—		1,500		—		1,500
Go2joy Co., Ltd.	—		1,200		—		1,200
ClavisTherapeutics, Inc.	—		2,000		—		2,000
S&E bio Co., Ltd.	—		2,000		—		2,000
Bluepointpartners Inc.	—		1,432		—		1,432
4N Inc.	—		200		—		200
Xenohelix Co., Ltd.	—		2,100		—		2,100
Contents First Inc.	—		6,146		—		6,146
KB-MDI Centauri Fund LP	—		4,280		—		4,280
SwatchOn Inc.	1,845		1,559		—		3,404
OKXE Inc.	—		800		—		800
GENINUS Inc.	—		5,599		—		5,599
BNF Corporation Ltd.*	3,659		1,000		(4,659)		—
Key management personnel	3,538		5,141		(3,526)		5,153

	2021
	Beginning		Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	36	￦	36	￦	(36)	￦	36
Incheon Bridge Co., Ltd.		171,758		7		(20,276)		151,489
KB Star Office Private Real Estate Master Fund No.1		10,000		—		—		10,000
KB Cape No.1 Private Equity Fund		2,000		—		(409)		1,591
RAND Bio Science Co., Ltd.		1		1		(1)		1
SY Auto Capital Co., Ltd.		40,060		74		(60)		40,074
Food Factory Co., Ltd.		3,872		397		(53)		4,216
Paycoms Co., Ltd.		1,226		43		—		1,269
Big Dipper Co., Ltd.		4		17		(4)		17
RMGP Bio-Pharma Investment Fund, L.P.		4,250		1,173		—		5,423
RMGP Bio-Pharma Investment, L.P.		9		5		—		14
Wyatt Corp.		6,000		—		—		6,000
Banksalad Co., Ltd.		9,141		—		(51)		9,090
UPRISE, Inc.		750		1,000		(500)		1,250
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,024		6		(24)		2,006
KB No.17 Special Purpose Acquisition Company		2,687		—		(1,386)		1,301
KB No.18 Special Purpose Acquisition Company		3,873		8		—		3,881
KB No.19 Special Purpose Acquisition Company		2,055		36		—		2,091
KB No.20 Special Purpose Acquisition Company		3,067		68		—		3,135
COSES GT Co., Ltd.		5,430		15		—		5,445
Bomapp Inc.		1,999		—		(1,980)		19
Channel Corporation		4,551		10,000		—		14,551
MitoImmune Therapeutics		5,000		2,000		—		7,000
Bioprotect Ltd.		3,264		293		—		3,557
Gomi corporation Inc.		509		4,233		(9)		4,733
Copin Communications, Inc.		1,500		3,301		—		4,801
Go2joy Co., Ltd.		1,200		—		—		1,200
ClavisTherapeutics, Inc.		2,000		—		—		2,000
S&E Bio Co., Ltd.		2,000		—		—		2,000
Bluepointpartners Inc.		1,432		846		—		2,278
4N Inc.		200		—		—		200
Xenohelix Co., Ltd.		2,100		—		—		2,100
Contents First Inc.		6,146		1,131		—		7,277
KB-MDI Centauri Fund LP		4,280		5,353		—		9,633
SwatchOn Inc.		3,404		73		(59)		3,418
OKXE Inc.		800		—		—		800
GENINUS Inc.		5,599		273		—		5,872
Checkmate Therapeutics Inc.		—		2,200		—		2,200
Mantisco Co., Ltd.		—		3,001		—		3,001
IMBiologics Corp.		—		5,004		—		5,004
Spark Biopharma Inc.		—		4,967		—		4,967
G1 Playground Co., Ltd.		—		1,000		—		1,000
Pin Therapeutics Inc.		—		3,000		—		3,000
Hibiscus Fund LP		—		4,731		—		4,731
SuperNGine Co., Ltd.		—		1,998		—		1,998

	2021
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
Desilo Inc.	—	3,469	—	3,469
RMG-KB BioAccess Fund L.P.	—	353	—	353
RMG-KB BP Management Ltd.	—	7	—	7
IGGYMOB Co., Ltd.	—	5,006	—	5,006
Turing Co., Ltd.	—	3,000	—	3,000
Key management personnel	5,153	3,421	(3,983)	4,591

*	Excluded from the Group’s related party as of December 31, 2021.
43.4 Details of significant borrowing transactions with related parties for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Borrowing		Repayment		Others 1		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	17,966	￦	1,000	￦	—	￦	1,016	￦	19,982
Incheon Bridge Co., Ltd.		45,447		20,000		(21,260)		(4,667)		39,520
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		753		—		—		(117)		636
Computerlife Co., Ltd.		1		—		—		(1)		—
Skydigital Inc.		25		—		—		(10)		15
Jo Yang Industrial Co., Ltd.		2		—		—		—		2
Aju Good Technology Venture Fund		5,456		1,442		—		(3,805)		3,093
KB-KDBC Pre-IPO New Technology Business Investment Fund		7,054		1,500		(6,500)		(1,131)		923
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		13,118		—		—		(5,021)		8,097
Neomio Corp. 2		—		—		—		535		535
WJ Private Equity Fund No.1		—		—		—		349		349
KB Star Office Private Real Estate Master Fund No.1		8,293		2,117		(5,630)		(525)		4,255
SY Auto Capital Co., Ltd.		8		—		—		(2)		6
KB No.17 Special Purpose Acquisition Company		1,742		1,525		(1,500)		(56)		1,711
KB No.18 Special Purpose Acquisition Company		2,140		2,063		(2,100)		(2)		2,101
KB No.19 Special Purpose Acquisition Company		1,093		1,000		(1,000)		(40)		1,053
KB No.20 Special Purpose Acquisition Company		1,984		1,522		(1,500)		(290)		1,716
RAND Bio Science Co., Ltd.		4,452		2,250		(3,750)		(2,259)		693
Wise Asset Management Co., Ltd.		21		—		—		(21)		—
Food Factory Co., Ltd.		1,073		1,503		(1,003)		(18)		1,555
Acts Co., Ltd.		1		—		—		17		18
Paycoms Co., Ltd.		1		—		—		—		1
Big Dipper Co., Ltd.		6		—		—		(5)		1
A-PRO Co., Ltd. 2		3,201		—		—		(3,201)		—
Wyatt Corp.		—		—		—		1		1
Stratio, Inc.		726		—		—		(713)		13
UPRISE, Inc.		—		—		—		11		11
CellinCells Co., Ltd.		1,545		—		—		(1,285)		260
COSES GT Co., Ltd.		—		—		—		292		292
SwatchOn Inc.		395		7,002		(3,801)		351		3,947

	2020
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
BNF Corporation Ltd. 2	947	—	—	(947)	—
Gomi corporation Inc.	—	—	—	37	37
S&E bio Co., Ltd.	—	—	—	1,142	1,142
KB IGen Private Equity Fund No.1 2	147	—	—	(147)	—
KB Pre IPO Secondary Venture Fund No.1	2,955	—	—	(2,326)	629
4N Inc.	—	—	—	76	76
Contents First Inc.	—	4,000	(3,000)	823	1,823
December & Company Inc.	—	—	—	1	1
GENINUS Inc.	—	—	—	13,630	13,630
Key management personnel	15,338	21,319	(20,410)	920	17,167

	2021
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦ 19,982	￦ —	￦ (1,000)	￦ (8,782)	￦ 10,200
Incheon Bridge Co., Ltd.	39,520	15,000	(20,000)	967	35,487
Jungdo Co., Ltd.	4	—	—	—	4
Dae-A Leisure Co., Ltd.	636	—	(479)	(140)	17
Skydigital Inc.	15	—	—	70	85
Jo Yang Industrial Co., Ltd.	2	—	—	(1)	1
Aju Good Technology Venture Fund	3,093	3,840	(1,442)	795	6,286
KB-KDBC Pre-IPO New Technology Business Investment Fund	923	—	—	(19)	904
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	8,097	—	—	(6,573)	1,524
Neomio Corp. 2	535	—	—	(535)	—
WJ Private Equity Fund No.1	349	—	—	(89)	260
KB Star Office Private Real Estate Master Fund No.1	4,255	—	(1,770)	93	2,578
SY Auto Capital Co., Ltd.	6	—	—	11	17
KB No.17 Special Purpose Acquisition Company	1,711	1,546	(1,525)	(45)	1,687
KB No.18 Special Purpose Acquisition Company	2,101	2,016	(2,063)	23	2,077
KB No.19 Special Purpose Acquisition Company	1,053	1,000	(1,000)	(40)	1,013
KB No.20 Special Purpose Acquisition Company	1,716	1,534	(1,522)	(47)	1,681
RAND Bio Science Co., Ltd.	693	—	(400)	150	443
Food Factory Co., Ltd.	1,555	507	(500)	(723)	839
Acts Co., Ltd.	18	—	—	136	154
Paycoms Co., Ltd.	1	—	—	—	1
Big Dipper Co., Ltd.	1	—	—	(1)	—
Wyatt Corp.	1	—	—	—	1
Stratio, Inc.	13	—	—	(13)	—
UPRISE, Inc.	11	—	—	3,990	4,001
CellinCells Co., Ltd.	260	—	—	(222)	38
COSES GT Co., Ltd.	292	—	—	1,647	1,939
SwatchOn Inc.	3,947	200	(3,501)	40	686
Gomi corporation Inc.	37	—	—	3,151	3,188
S&E Bio Co., Ltd.	1,142	—	—	(879)	263
KB Pre IPO Secondary Venture Fund No.1	629	—	—	(526)	103

	2021
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
4N Inc.	76	—	—	(37)	39
Contents First Inc.	1,823	20,000	(11,000)	1,827	12,650
December & Company Inc.	1	—	—	—	1
GENINUS Inc.	13,630	—	(5,000)	25,785	34,415
Mantisco Co., Ltd.	—	—	—	386	386
Spark Biopharma Inc.	—	1,000	(3,000)	8,015	6,015
G1 Playground Co., Ltd.	—	—	—	354	354
SuperNGine Co., Ltd.	—	—	—	944	944
Desilo Inc.	—	—	—	168	168
Turing Co., Ltd.	—	—	—	1,054	1,054
IGGYMOB Co., Ltd.	—	—	—	2,938	2,938
Key management personnel	17,167	16,574	(16,994)	249	16,996

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2021.
43.5 Details of significant investment and withdrawal transactions with related parties for the years ended December 31, 2020 and 2021, are as follows:

	2020				2021
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
	(In millions of Korean won)
Balhae Infrastructure Company	￦	894	￦	6,973	￦	279	￦	9,584
KB GwS Private Securities Investment Trust*		—		9,523		—		188,836
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		—		3,230		—		11,860
POSCO-KB Shipbuilding Fund		5,000		2,125		—		7,600
KB Pre IPO Secondary Venture Fund No.1		—		585		—		292
KB-KDBC Pre-IPO New Technology Business Investment Fund		—		6,400		—		4,800
KB-SJ Tourism Venture Fund		1,500		—		500		—
Korea Credit Bureau Co., Ltd.		—		90		—		90
KB-UTC Inno-Tech Venture Fund		16,965		—		5,085		1,125
KB-Solidus Global Healthcare Fund		10,920		4,940		—		3,120
KB-Stonebridge Secondary Private Equity Fund		9,093		—		13,258		11,578
WJ Private Equity Fund No.1		10,000		—		—		—
All Together Korea Fund No.2		100,000		90,127		—		—
KB Star Office Private Real Estate Master Fund No.1		—		1,273		—		1,246
KB SPROTT Renewable Private Equity Fund No.1		4,129		—		—		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		5,700		—		7,692		—
JR Global REIT*		219,493		3,639		—		65,025
KB Bio Private Equity No.3 Ltd.		—		—		10,000		—
K The 15th REIT Co., Ltd.*		—		—		8,600		8,600
IGIS No.371 Professional Investors’ Real Estate Investment Company*		10,000		10,000		—		—
Koreit Tower Real Estate Investment Trust Company*		30,000		30,000		—		—
Project Vanilla Co., Ltd.		2,450		—		—		—
December & Company Inc.		30,000		—		—		—
KB Social Impact Investment Fund		1,500		—		1,500		—
2020 KB Fintech Renaissance Fund		550		—		—		—
KB Material and Parts No.1 PEF		3,400		—		—		—
KB Private Equity Fund No.3*		—		8,000		—		—
KB-TS Technology Venture Private Equity Fund		2,240		5,488		3,080		5,376
Keystone-Hyundai Securities No.1 Private Equity Fund*		—		—		—		1,925
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		8,000		3,200		10,000		10,800
Aju Good Technology Venture Fund		—		2,885		—		4,769
G payment Joint Stock Company		—		—		9,029		—
498 Seventh Owners LLC		—		—		166,851		—
KB-KTB Technology Venture Fund		—		—		5,600		—
KB-SOLIDUS Healthcare Investment Fund		—		—		1,800		—
Paramark KB Fund No.1		—		—		2,040		—
FineKB Private Equity Fund No.1		—		—		8,375		—

*	Excluded from the Group’s related party as of December 31, 2021.
43.6 Unused commitments provided to related parties as of December 31, 2020 and 2021, are as follows:

		December 31, 2020		December 31, 2021
		(In millions of Korean won or in a US Dollar or Malaysian ringgit)
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦	6,433	￦	6,154
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card		564		565
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused lines of credit for credit card		98		93
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2	Commitments on loss absorption priority		14,980		10,000
SY Auto Capital Co., Ltd.	Unused lines of credit for credit card		90		98
Food Factory Co., Ltd.	Loan commitments in Korean won		388		—
	Unused lines of credit for credit card		73		82
KB No.17 Special Purpose Acquisition Company	Unused lines of credit for credit card		441		—
KB No.18 Special Purpose Acquisition Company	Unused lines of credit for credit card		15		15
KB No.19 Special Purpose Acquisition Company	Unused lines of credit for credit card		—		1
CellinCells Co., Ltd.	Unused lines of credit for credit card		—		18
RAND Bio Science Co., Ltd.	Unused lines of credit for credit card		24		24
Big Dipper Co., Ltd.	Unused lines of credit for credit card		96		43
SwatchOn Inc.	Unused lines of credit for credit card		7		127
Gomi corporation Inc.	Unused lines of credit for credit card		—		2
COSES GT Co., Ltd.	Unused lines of credit for credit card		—		15
GENINUS Inc.	Unused lines of credit for credit card		—		43
Spark Biopharma Inc.	Unused lines of credit for credit card		—		33
Mantisco Co., Ltd.	Unused lines of credit for credit card		—		29
IMBiologics Corp.	Unused lines of credit for credit card		—		18
SuperNGine Co., Ltd.	Unused lines of credit for credit card		—		18
IGGYMOB Co., Ltd.	Unused lines of credit for credit card		—		14
KB Pre IPO Secondary Venture Fund No.1	Commitments on loss absorption priority		1,671		1,671
KB-TS Technology Venture Private Equity Fund	Purchase of securities		3,696		616
KB-SJ Tourism Venture Fund	Purchase of securities		500		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Purchase of securities		10,000		—
KB SPROTT Renewable Private Equity Fund No.1	Purchase of securities		18,704		18,704
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		18,837		5,579
KB Social Impact Investment Fund	Purchase of securities		1,500		—
KB-UTC Inno-Tech Venture Fund	Purchase of securities		5,085		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		24,300		16,608
All Together Korea Fund No.2	Purchase of securities		990,000		—
KB-KTB Technology Venture Fund	Purchase of securities		—		22,400
KB-SOLIDUS Healthcare Investment Fund	Purchase of securities		—		88,200
KB Co-Investment Private Equity Fund No.1	Purchase of securities		—		20,000
FineKB Private Equity Fund No.1	Purchase of securities		25,000		16,625
KB-Solidus Global Healthcare Fund	Purchase of securities		2,120		2,120
	Commitments on loss absorption priority		—		4,500

		December 31, 2020		December 31, 2021
		(In millions of Korean won or in a US Dollar or Malaysian ringgit)
Paramark KB Fund No.1	Purchase of securities		—		27,960
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	7,796,423	USD	5,169,932
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	17,132	USD	12,615
KB-MDI Centauri Fund LP	Purchase of securities	USD	13,537,500	USD	6,622,923
Hibiscus Fund LP	Purchase of securities		—	MYR	33,333,333
RMG-KB BP Management Ltd.	Purchase of securities		—	USD	616,170
RMG-KB BioAccess Fund L.P.	Purchase of securities		—	USD	29,702,324
Key management personnel	Loan commitments in Korean won		1,760		2,018
43.7 Details of compensation to key management personnel for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,540	￦	425	￦	7,434	￦	16,399
Registered directors (non-executive)		1,030		—		—		1,030
Non-registered directors		9,157		360		7,510		17,027

	￦	18,727	￦	785	￦	14,944	￦	34,456

	2020
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,111	￦	672	￦	6,369	￦	15,152
Registered directors (non-executive)		1,133		—		—		1,133
Non-registered directors		10,782		396		6,934		18,112

	￦	20,026	￦	1,068	￦	13,303	￦	34,397

	2021
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,152	￦	966	￦	11,655	￦	20,773
Registered directors (non-executive)		1,061		—		—		1,061
Non-registered directors		12,820		466		14,424		27,710

	￦	22,033	￦	1,432	￦	26,079	￦	49,544

43.8 Details of collateral provided by related parties as of December 31, 2020 and 2021, are as follows:

	Assets held as collateral	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Associates
KB Star Office Private Real Estate Master Fund No.1	Real estate	￦	13,000	￦	13,000
Key management personnel	Time deposits and others		213		745
	Real estate		4,356		5,176
As of December 31, 2021, Incheon Bridge Co., Ltd., a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦611,000 million to the project financing group consisting of the Group and 5 other institutions, and as subordinated collateral amounting to ￦384,800 million to subordinated debt holders consisting of the Group and 2 other institutions. Also, it provides certificate of credit guarantee amounting to ￦400,000 million as collateral to the project financing group consisting of the Group and 5 other institutions.